Income Tax Expense - Schedule of Numerical Reconciliation of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense [Abstract]
Loss from continuing operations before income tax expense	$ (5,215,987)	$ (6,936,957)	$ (3,786,507)
Tax at the Australian tax rate of 25% (2024: 25%)	(1,303,997)	(1,734,239)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(277,644)	(191,245)
Accounting expenditure subject to R&D tax incentive	638,263	439,644
Share-based payments	76,061	825
Net impact of other amounts not deductible (taxable)	6,875	(220,449)
Subtotal	(860,442)	(1,705,464)
Tax losses and other timing differences for which no deferred tax asset is recognized	860,442	1,705,464
Income tax expense